Summary of Significant Accounting Policies (Tables)	3 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Rollforward of Contract Liability Balance	The table below presents a roll forward of the contract liability balance:

	Three Months Ended December 31,
	2021	2020
Balance, beginning of period	$4,654	$3,973
Additions	18,003	7,943
Revenue recognized	(16,681)	(7,498)
Balance, end of period	$5,976	$4,418

Disaggregated Revenue by Product Line
Disaggregated revenue by product line was as follows:

	Three Months Ended December 31,
	2021	2020
Product Line(1):
Short Distance	$6,193	$2,130
MediMobility Organ Transport and Jet	18,038	5,524
Other	387	332
Total Revenue	$24,618	$7,986
__________
(1) Prior period amounts have been updated to conform to current period presentation.
Reconciliation of Net Income and Common Stock Use in the Computation of Basic and Diluted Earnings Per Share	A reconciliation of net income and common stock share amounts used in the computation of basic and diluted earnings per share is presented below.

	Three Months Ended December 31,
	2021	2020
Basic income (loss) per common share:
Net income (loss) attributable to Blade Air Mobility, Inc.	$772	$(2,361)
Less: Undistributed earnings (loss) allocated to nonvested restricted stockholders	(17)	—
Basic net earnings (loss) available to common stockholders	755	(2,361)
Add: Undistributed earnings (loss) allocated to nonvested restricted stockholders	17	—
Less: Reallocation of undistributed earnings (loss) to nonvested restricted stockholders	(15)	—
Diluted net earnings (loss) available to common stockholders	$757	$(2,361)

Total weighted-average basic common shares outstanding	69,759,411	25,285,053
Effect of dilutive securities:
Stock options	7,925,482	—
Total effect of dilutive securities	7,925,482	—
Total weighted-average diluted common shares outstanding	77,684,893	25,285,053

Net earnings (loss) per common share:
Basic earnings (loss) per common share	$0.01	$(0.09)
Diluted earnings (loss) per common share	$0.01	$(0.09)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table represents common stock equivalents that were excluded from the computation of diluted earnings per share for the three months ended December 31, 2021 and 2020, because the effect of their inclusion would be anti-dilutive.

	December 31,
	2021	2020
Warrants to purchase shares of common stock	14,166,666	—
Options to purchase shares of common stock	—	9,749,290
Restricted shares of common stock	30,328	—
Total potentially dilutive securities	14,196,994	9,749,290

Schedule of Property and Equipment

	Useful Life (in years)	December 31, 2021	September 30, 2021
Furniture and fixtures	5	$520	$497
Technology equipment	3	351	282
Leasehold improvements	Shorter of useful life or life of lease	2,512	2,380
Vehicles	5	239	239
Total property and equipment, gross		3,622	3,398
Less: Accumulated depreciation and amortization		(1,577)	(1,440)
Total property and equipment, net		$2,045	$1,958